Equity Total Comprehensive Income, Equity and their Components (Parenthetical) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Stockholders Equity Note [Line Items]
Dividends on noncontrolling interest units	$ 0.6950	$ 0.6600